Financial Risk Management (Details 2) - BRL (R$) R$ in Thousands		Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds and financing		R$ 791,763		R$ 842,996	R$ 831,226
Lease Liabilities		96,657		140,563	160,542
Accounts Payable for business combination and acquisition of associates		614,120		625,277	532,313
Suppliers		221,291
Reverse Factoring		263,948
Other liabilities - related parties		15,060	[1]	54
Financial liabilities by maturity ranges		2,002,839
Capital Management
Net debt (i)	[2]	1,906,975		1,969,241
Total shareholder’' equity		4,520,791		4,629,679	R$ 4,665,209	R$ 4,785,317
Total capitalization (ii)	[3]	R$ 2,613,816		R$ 2,660,438
Gearing ratio - % - (iii)	[4]	73.00%		74.00%
Undiscounted contractual amounts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds and financing		R$ 895,459
Lease Liabilities		101,124
Accounts Payable for business combination and acquisition of associates		694,552
Suppliers		250,273
Reverse Factoring		298,517
Other liabilities - related parties		17,032
Financial liabilities by maturity ranges		2,256,957
In up to one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds and financing		541,763
Lease Liabilities		17,078
Accounts Payable for business combination and acquisition of associates		216,728		R$ 73,007
Suppliers		221,291
Reverse Factoring		263,948
Other liabilities - related parties		15,060
Financial liabilities by maturity ranges		1,275,868
In up to one year [member] | Undiscounted contractual amounts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds and financing		612,717
Lease Liabilities		17,867
Accounts Payable for business combination and acquisition of associates		245,113
Suppliers		250,273
Reverse Factoring		298,517
Other liabilities - related parties		17,032
Financial liabilities by maturity ranges		1,441,519
One to two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds and financing		250,000
Lease Liabilities		16,631
Accounts Payable for business combination and acquisition of associates		196,406		R$ 389,187
Suppliers		0
Reverse Factoring		0
Other liabilities - related parties		0
Financial liabilities by maturity ranges		463,037
One to two years [member] | Undiscounted contractual amounts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds and financing		282,742
Lease Liabilities		17,400
Accounts Payable for business combination and acquisition of associates		222,130
Suppliers		0
Reverse Factoring		0
Other liabilities - related parties		0
Financial liabilities by maturity ranges		522,272
Over two years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds and financing		0
Lease Liabilities		62,948
Accounts Payable for business combination and acquisition of associates		200,986
Suppliers		0
Reverse Factoring		0
Other liabilities - related parties		0
Financial liabilities by maturity ranges		263,934
Over two years | Undiscounted contractual amounts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds and financing		0
Lease Liabilities		65,857
Accounts Payable for business combination and acquisition of associates		227,309
Suppliers		0
Reverse Factoring		0
Other liabilities - related parties		0
Financial liabilities by maturity ranges		R$ 293,166

[1]	Refers substantially to accounts payable by sharing expenses e.g property leasing, personnel and IT licenses shared with Cogna Group
[2]	Net debt comprises financial liabilities (note 7) net of cash and cash equivalents.
[3]	Refers to the difference between Shareholders’ Equity and Net debt.
[4]	The Gearing Ratio is calculated based on Net Debt/Total Capitalization.